Regulatory Matters (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Banking and Thrift [Abstract]
Total Core Capital (to Risk- Weighted Assets), Actual amount	$ 30,230	$ 29,264
Total Core Capital (to Risk- Weighted Assets), Actual ratio	16.18%	18.45%
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes amount	$ 14,946	$ 12,689
Total Core Capital (to Risk- Weighted Assets), For capital adequacy purposes ratio	8.00%	8.00%
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 18,683	$ 15,861
Total Core Capital (to Risk- Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	10.00%	10.00%
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer	$ 19,617	$ 16,654
Total Core Capital (to Risk- Weighted Assets), Well capitalized with buffer ratio	10.50%	10.50%
Tier 1 Capital (to Risk-Weighted Assets), Actual amount	$ 28,969	$ 28,274
Tier 1 Capital (to Risk-Weighted Assets), Actual ratio	15.51%	17.83%
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes amount	$ 11,210	$ 9,516
Tier 1 Capital (to Risk-Weighted Assets), For capital adequacy purposes ratio	6.00%	6.00%
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions amount	$ 14,946	$ 12,689
Tier 1 Capital (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	8.00%	8.00%
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer	$ 15,881	$ 13,482
Tier 1 Capital (to Risk-Weighted Assets), Well capitalized with buffer ratio	8.50%	8.50%
Tier 1 Common Equity (to Risk-Weighted Assets), Actual amount	$ 28,969	$ 28,274
Tier 1 Common Equity (to Risk-Weighted Assets), Actual ratio	15.51%	17.83%
Tier 1 Common Equity (to Risk-Weighted Assets), For Capital Adequacy Purposes	$ 8,407	$ 7,137
Tier 1 Common Equity (to Risk-Weighted Assets), For capital adequacy purposes ratio	4.50%	4.50%
Tier 1 Common Equity (to Risk-Weighted Assets), To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 12,144	$ 10,309
Tier 1 Common Equity (to Risk-Weighted Assets), To be well capitalized under prompt corrective action provisions ratio	6.50%	6.50%
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer	$ 13,078	$ 11,102
Tier 1 Common Equity (to Risk-Weighted Assets), For well capitalized buffer ratio	7.00%	7.00%
Tier 1 Capital (to Assets), Actual amount	$ 28,969	$ 28,274
Tier 1 Capital (to Assets), Actual ratio	9.51%	10.70%
Tier 1 Capital (to Assets), For adequacy purpose	$ 12,183	$ 10,572
Tier 1 Capital (to Assets), For adequacy purpose ratio	4.00%	4.00%
Tier 1 Capital (to Assets), To be well capitalized	$ 15,229	$ 13,214
Tier 1 Capital (to Assets), To well capitalized ratio	5.00%	5.00%
Tier 1 Capital (to Assets), To well capitalized with buffer	$ 15,229	$ 13,214
Tier 1 Capital (to Assets), To well capitalized with buffer ratio	5.00%	5.00%